Redeemable non-controlling interest (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Beginning balance	$ 41,456,387	$ 0
Net (loss) income attributable to redeemable non-controlling interest	(249,249)	27,790
Reclassification to equity	(1,500,000)
Reclassification to liability	(4,696,938)
Ending balance	35,010,200	41,456,387
Varda Inc [Member]
Beginning balance	4,648,928	0
Net (loss) income attributable to redeemable non-controlling interest	48,010	148,928
Reclassification to equity	0
Reclassification to liability	(4,696,938)
Ending balance	0	4,648,928
Calma [Member]
Beginning balance	1,500,000	0
Net (loss) income attributable to redeemable non-controlling interest	0	0
Reclassification to equity	(1,500,000)
Reclassification to liability	0
Ending balance	0	1,500,000
Coastal Holding [Member]
Beginning balance	35,307,459
Net (loss) income attributable to redeemable non-controlling interest	(297,259)
Reclassification to equity	0
Reclassification to liability	0
Ending balance	$ 35,010,200	$ 35,307,459